Dividend Recapitalization - Additional Information (Detail) - USD ($) $ in Thousands			3 Months Ended			6 Months Ended		12 Months Ended
	Jul. 02, 2018	Feb. 03, 2017	Aug. 04, 2018	Jul. 29, 2017	May 05, 2017	Aug. 04, 2018	Jul. 29, 2017	Feb. 03, 2018	Jan. 28, 2017
Dividends Payable [Line Items]
Dividend paid to common stockholders		$ 735,500
Compensation expense			$ 51,200	$ 2,100		$ 52,100	$ 5,700
Bonus paid						5,400			$ 5,400
Accrued bonus									$ 4,600
Payment of accrued outstanding interest						11,000		$ 11,000
Capitalized debt issuance costs								24,600
Loss on the debt refinancing			$ (19,159)	$ (353)		$ (19,159)	$ (22,463)	21,100
Write-off ,deferred debt issuance costs								9,788
Deferred Bonus [Member]
Dividends Payable [Line Items]
Compensation expense					$ 800			800
2011 Plan and the 2012 Director Stock Option Plan [Member]
Dividends Payable [Line Items]
Payments to stock option holders		67,500
2011 Plan and the 2012 Director Stock Option Plan [Member] | Selling, General and Administrative Expenses [Member]
Dividends Payable [Line Items]
Compensation expense		67,500
First Lien Term Loan [Member]
Dividends Payable [Line Items]
Term loan, refinanced and upsized		1,925,000
Term loan, original issue discount		$ 4,800
Term loan, maturity date		Feb. 03, 2024
Write-off ,deferred debt issuance costs		$ 3,100
Second Lien Term Loan [Member]
Dividends Payable [Line Items]
Term loan, refinanced and upsized		625,000						625,000
Term loan, original issue discount		6,200						$ 6,200
Term loan, maturity date								Feb. 03, 2025
Loss on the debt refinancing	$ 19,200
Write-off ,deferred debt issuance costs	$ 13,000	4,500
Amended And Restated ABL Facility [Member]
Dividends Payable [Line Items]
Credit facility, borrowed		$ 340,000
Credit facility, maturity period		Feb. 03, 2022